Particulars Regarding Legal Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2011
Mindray Medical Sweden AB | SWEDEN
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	99.90%
Principal activities	Research and development of medical equipment
Datascope International B.V. Netherlands Filial | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Distribution And Commercialization Of Medical Equipment Brazil Ltda | BRAZIL
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipments
Mindray UK Limited | UNITED KINGDOM
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Sales and marketing of medical equipment
Mindray DS USA Inc. | UNITED STATES
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Investments Singapore Pte Ltd | SINGAPORE
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Mindray Medical Canada Limited | CANADA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical France SARL | FRANCE
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Germany GmbH | GERMANY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical India Private Limited | INDIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Italy Srl | ITALY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Mexico S de R L de C V | MEXICO
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Netherlands B.V. | NETHERLANDS
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Rus Limited | RUSSIAN FEDERATION
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company | TURKEY
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Research And Development Limited | VIRGIN ISLANDS, BRITISH
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
MR Holdings (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
MR Investments (HK) Limited | HONG KONG
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Nanjing Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
PT Mindray Medical Indonesia | INDONESIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Shenzhen Mindray Bio Medical Electronics Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	99.99%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S | COLOMBIA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Egypt Limited | EGYPT
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Espana S.L | SPAIN
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Mindray Medical Thailand Limited | THAILAND
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Marketing of medical equipment
Shenzhen Mindray Investment and Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Investment holding
Shenzhen Shenke Medical Instrument Technical Development Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	51.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	51.00%
Principal activities	Manufacturing and sales of medical equipments and research and development of related products
Xi'an Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Research and development of medical equipments and related products
Shenzhen Mindray Software Technology Co Ltd | CHINA
Investments in and Advances to Affiliates [Line Items]
Percentage of ordinary share/ registered capital held by the Company	100.00%
Principal activities	Development and sale of software applications